ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended			24 Months Ended
	Dec. 16, 2014	Jun. 30, 2013 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)
Net proceeds from IPO		$ 75,030			$ 75,030
Offering costs		$ 4,235
Total consideration to share repurchase plan			$ 9,039	$ 10,957		$ 19,996
ADS
Issuance of ordinary shares (in share) | shares		8,492,368
Issuing price per share | $ / shares		$ 9.5
Ratio to ordinary share		2
Amount of stock repurchase plan authorized by the board of directors					$ 20,000
Period to repurchase shares					1 year
Additional Period to repurchase shares	12 months
Repurchase of outstanding shares (in share) | shares			3,695,337	1,868,726
Repurchase of outstanding shares, equivalent to ordinary shares (in shares) | shares			7,390,674	3,737,452